Installment Loans (Contractual Maturities of Installment Loans Except Purchased Loans) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Debt Disclosure [Abstract]
2022	¥ 520,274
2023	398,703
2024	265,404
2025	245,690
2026	197,143
Thereafter	2,031,219
Total	¥ 3,658,433